DISCONTINUED OPERATIONS - Additional information (Details) - Applied DNA Clinical Labs ("ADCL") - Discontinued operations	Jun. 27, 2025 USD ($)
DISCONTINUED OPERATIONS
Workforce reduction percentage	27.00%
Restructuring and related cost	$ 277,732